Other long-term liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Other Noncurrent Liabilities

Other long-term liabilities as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Deferred tax liabilities	¥2,943	¥14,500
Unrecognized tax benefits, accrued interest and penalty*	2,163	2,173
Other	3,373	4,329

	¥8,479	¥21,002

Notes:

*	“Unrecognized tax benefits, accrued interest and penalty” information is described in Note 16 “Income taxes”